EQUITY (Details 3) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	1,078,116,849	807,419,692
Delivery of restricted shares	539,218	697,157
Ending balance	1,678,656,067	1,078,116,849
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,356,397	5,053,554
Delivery of restricted shares	(539,218)	(697,157)
Ending balance	3,817,179	4,356,397